LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
One-time termination costs	$ 154	$ 187
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of long-lived assets	1,071	201	124
Loss Contingency	670	30	0
Restructuring expenses	221	192	260
Legal settlements	45	441	2
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	40	0	0
Merger And Acquisition Costs	7	37	24
Total	1,974	901	410
Impairment of Intangible Assets, Finite-lived	233
Inprceed Rd Impairment	625
Non Current Investments Impairment	23
Obatoclax [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	268
CEP37247 [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	96
Mylan [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	79
Curetech [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Inprceed Rd Impairment	127
Enjuvia [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of Intangible Assets, Finite-lived	62
Gabatril [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of Intangible Assets, Finite-lived	43
Ivax [Member]
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 20